PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya MidCap Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.2%
Communication Services: 3.3%
36,432
(1)
Reddit, Inc. - Class A
$ 3,821,717
0 .4
248,990
(1)
ROBLOX Corp. - Class
A
14,513,627
1 .6
231,335
(1)
Trade Desk, Inc.
- Class A
12,658,651
1 .3
30,993,995
3 .3
Consumer Discretionary: 14.0%
215,695
(1)
Birkenstock Holding
PLC
9,889,616
1 .1
80,428
(1)
Burlington Stores, Inc.
19,168,405
2 .1
34,991
Domino's Pizza, Inc.
16,076,615
1 .7
217,834
(1)
On Holding AG - Class
A
9,567,269
1 .0
44,168
Ross Stores, Inc.
5,644,229
0 .6
76,577  Royal Caribbean
Cruises Ltd.
15,731,979
1 .7
105,452
(1)
SharkNinja, Inc.
8,795,752
1 .0
85,586
Texas Roadhouse, Inc.
14,261,195
1 .5
336,320
Tractor Supply Co.
18,531,232
2 .0
53,359
Wingstop, Inc.
12,036,723
1 .3
129,703,015
14 .0
Consumer Staples: 3.5%
51,123  Church & Dwight Co.,
Inc.
5,628,131
0 .6
599,989
Kenvue, Inc.
14,387,736
1 .6
148,327
McCormick & Co., Inc.
12,208,796
1 .3
32,224,663
3 .5
Energy: 4.6%
164,422  Chesapeake Energy
Corp.
18,303,457
2 .0
64,196
Targa Resources Corp.
12,869,372
1 .4
371,975
TechnipFMC PLC
11,787,888
1 .2
42,960,717
4 .6
Financials: 13.4%
41,763  Arthur J Gallagher &
Co.
14,418,258
1 .5
139,470
(1)
Block, Inc.
7,577,405
0 .8
1,189,855
Blue Owl Capital, Inc.
23,844,694
2 .6
25,145
(1)
Coinbase Global, Inc.
- Class A
4,330,723
0 .5
309,019
Lazard, Inc.
13,380,523
1 .4
24,191
MSCI, Inc.
13,680,010
1 .5
108,580
(1)
Robinhood Markets,
Inc. - Class A
4,519,100
0 .5
407,345
SLM Corp.
11,963,723
1 .3
204,824  Tradeweb Markets,
Inc. - Class A
30,408,171
3 .3
124,122,607
13 .4
Health Care: 13.4%
191,745
Alcon, Inc.
18,202,353
2 .0
113,203  AmerisourceBergen
Corp.
31,480,622
3 .4
164,058
(1)
Biohaven Ltd.
3,943,954
0 .4
8,984
(1)
Mettler-Toledo
International, Inc.
10,609,295
1 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
181,476
(1)(2)
MoonLake
Immunotherapeutics
$ 7,090,267
0 .8
43,352
(1)
Repligen Corp.
5,516,109
0 .6
249,367
(1)
SpringWorks
Therapeutics, Inc.
11,004,566
1 .2
36,635  Universal Health
Services, Inc. - Class B
6,883,717
0 .7
186,653
(1)
Vera Therapeutics, Inc.
4,483,405
0 .5
142,943
(1)(2)
Viking Therapeutics,
Inc.
3,452,073
0 .4
56,796
(1)
Waters Corp.
20,933,302
2 .3
123,599,663
13 .4
Industrials: 14.8%
34,644  Applied Industrial
Technologies, Inc.
7,806,679
0 .9
36,146
(1)
Axon Enterprise, Inc.
19,010,989
2 .1
77,142
(1)
Builders FirstSource,
Inc.
9,638,122
1 .0
40,536  Comfort Systems USA,
Inc.
13,065,969
1 .4
77,640
Dover Corp.
13,639,795
1 .5
352,701
(1)
Kratos Defense &
Security Solutions, Inc.
10,471,693
1 .1
35,298
(1)
Saia, Inc.
12,334,180
1 .3
6,128
TransDigm Group, Inc.
8,476,801
0 .9
161,472
(1)
Trex Co., Inc.
9,381,523
1 .0
92,515
Verisk Analytics, Inc.
27,534,314
3 .0
77,456  Vertiv Holdings Co.
- Class A
5,592,323
0 .6
136,952,388
14 .8
Information Technology: 25.6%
126,846
(1)
AppLovin Corp. - Class
A
33,610,385
3 .6
68,987
(1)
Astera Labs, Inc.
4,116,454
0 .4
51,809
(1)
Atlassian Corp. - Class
A
10,994,388
1 .2
25,450
(1)
Crowdstrike Holdings,
Inc. - Class A
8,973,161
1 .0
187,678
(1)
Datadog, Inc. - Class A
18,619,534
2 .0
76,603
(1)
DocuSign, Inc.
6,235,484
0 .7
75,775
Entegris, Inc.
6,628,797
0 .7
10,556
(1)
Fair Isaac Corp.
19,466,953
2 .1
23,796
(1)
Gartner, Inc.
9,988,133
1 .1
23,087
(1)
HubSpot, Inc.
13,189,372
1 .4
170,570
(1)
Klaviyo, Inc. - Class A
5,161,448
0 .6
103,260
(1)
Lattice Semiconductor
Corp.
5,415,987
0 .6
45,300
(1)
Monday.com Ltd.
11,015,148
1 .2
29,112  Monolithic Power
Systems, Inc.
16,884,378
1 .8
679,446
(1)
Palantir Technologies,
Inc. - Class A
57,345,243
6 .2
89,267
(1)
Rambus, Inc.
4,621,799
0 .5
29,746
(1)
SiTime Corp.
4,547,271
0 .5
236,813,935
25 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya MidCap Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: 1.3%
51,731
Vulcan Materials Co.
$ 12,068,842
1 .3
Real Estate: 2.6%
84,315
Boston Properties, Inc.
5,665,125
0 .6
120,001
Welltower, Inc.
18,385,353
2 .0
24,050,478
2 .6
Utilities: 0.7%
53,582
Vistra Corp.
6,292,670
0 .7
Total Common Stock
(Cost $850,855,021)
899,782,973
97 .2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.2%
Repurchase Agreements: 0.1%
957,754
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2025, 4.350%,
due 04/01/2025
(Repurchase
Amount $957,868,
collateralized
by various U.S.
Government
Securities, 1.500%-
3.500%, Market
Value plus accrued
interest $976,909, due
08/15/26-09/30/26)
957,754
0 .1
Total Repurchase
Agreements
(Cost $957,754)
957,754
0 .1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 1.1%
9,978,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $9,978,000) $ 9,978,000 1 .1
Total Short-Term
Investments
(Cost $10,935,754)
10,935,754
1 .2
Total Investments in
Securities
(Cost $861,790,775) $ 910,718,727 98 .4
Assets in Excess of
Other Liabilities 15,201,000 1.6
Net Assets $ 925,919,727 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya MidCap Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 899,782,973 $ — $ — $ 899,782,973
Short-Term Investments 9,978,000 957,754 — 10,935,754
Total Investments, at fair value $ 909,760,973 $ 957,754 $ — $ 910,718,727
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 126,736,245
Gross Unrealized Depreciation (77,808,293)
Net Unrealized Appreciation $ 48,927,952